UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831
(Address of principal executive offices) (Zip code)

Robert S. Bacarella

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831
(Name and address of agent for service)

(630) 462-9800

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Monetta Fund
MONTX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Monetta Fund	$68	1.30%
*	Annualized
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The market, as measured by the S&P 500 index, was up 10.21% over the first half of 2026. Driving the market higher were primarily semiconductor stocks and a general broadening of equities trending upward. Conflict with Iran, along with a related spike in oil prices and increased inflation concerns, briefly jolted the market in March. However, investors quickly looked past those events as they refocused on strong 1st quarter earnings growth and upward management guidance.
The Monetta Fund posted a solid return of 11.76% for the first half of 2026, driven primarily by its AI-related holdings. The Fund’s top contributors included Advanced Micro Devices, Micron Technology and Intel Corporation – up 171.25%, 304.43% and 278.40%, respectively, for the six-month period ending June 30, 2026. Detracting from performance were Palantir Technologies and Microsoft Corporation, which declined 34.36% and 22.87%, respectively, during the period. Both Palantir and Microsoft were trimmed during this period. New non-tech holdings added included Target Corporation, Starbucks Corporation and Southwest Airlines.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	20.56	12.33	15.62
S&P 500 TR	22.32	13.41	15.51
Visit https://monetta.com/performance/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Monetta Fund	PAGE 1	TSR-SAR-60934G802

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$109,154,684
Number of Holdings	58
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Alphabet, Inc.	7.4%
Amazon.com, Inc.	6.9%
NVIDIA Corp.	4.6%
Advanced Micro Devices, Inc.	4.5%
First American Government Obligations Fund	4.1%
JPMorgan Chase & Co.	3.6%
Apple, Inc.	3.4%
Micron Technology, Inc.	2.6%
Meta Platforms, Inc.	2.1%
Robinhood Markets, Inc.	2.0%

Industry	(%)
Technology	55.3%
Retail	11.7%
Financial	8.6%
Consumer Cyclical	7.0%
Healthcare	5.2%
Capital Equipment	3.5%
Basic Material	2.2%
Transportation	1.3%
Energy	1.2%
Cash & Other	4.0%
Sector Breakdown (% of net assets)

Manufacturing (41.3%)
Information (15.6%)
Retail Trade (11.6%)
Finance and Insurance (10.7%)
Professional, Scientific, and Technical Services (8.3%)
Administrative and Support and Waste Management and Remediation Services (2.4%)
Transportation and Warehousing (1.3%)
Utilities (1.2%)
Management of Companies and Enterprises (1.1%)
Cash & Other (6.5%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://monetta.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Monetta Financial Services, Inc. documents not be householded, please call toll-free at 1-800-MONETTA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Monetta Fund	PAGE 2	TSR-SAR-60934G802

Monetta Young Investor Fund
MYIFX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Monetta Young Investor Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Monetta Young Investor Fund	$73	1.41%
*	Annualized
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The market, as measured by the S&P 500 index, was up 10.21% over the first half of 2026. Driving the market higher were primarily semiconductor stocks and a general broadening of equities trending upward. Conflict with Iran, along with a related spike in oil prices and increased inflation concerns, briefly jolted the market in March. However, investors quickly looked past those events as they refocused on strong 1st quarter earnings growth and upward management guidance.
The Monetta Young Investor Fund posted a gain of 7.75% for the first half of 2026, lagging the 10.21% return of its benchmark index, the S&P 500. This performance variance was primarily driven by the Fund’s underweight position in AI-related stocks. Top contributors included Micron Technology, Alphabet and Datadog, which represented 3.12%, 8.77% and 1.76% respectively, of the Fund’s June 30, 2026 net asset value. Detractors from performance included Astera Labs and Qualcomm, both of which were sold during the period. New purchases during the quarter included Centene Corporation, Robinhood Markets and Starbucks Corporation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Fund	17.65	11.40	14.63
S&P 500 TR	22.32	13.41	15.51
Visit https://monetta.com/performance/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Monetta Young Investor Fund	PAGE 1	TSR-SAR-60934G703

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$44,331,985
Number of Holdings	26
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	30.3%
Vanguard S&P 500	20.9%
Alphabet, Inc.	8.8%
Amazon.com, Inc.	8.1%
Apple, Inc.	3.3%
Micron Technology, Inc.	3.1%
NVIDIA Corp.	2.3%
JPMorgan Chase & Co.	2.2%
First American Government Obligations Fund	1.9%
Tesla, Inc.	1.9%

Industry	(%)
Technology	26.3%
Retail	9.7%
Consumer Cyclical	4.2%
Financial	3.5%
Basic Material	2.3%
Healthcare	1.2%
Cash & Other	52.8%
Sector Breakdown (% of net assets)

- Manufacturing (15.0%)
- Professional, Scientific, and Technical Services (8.8%)
- Retail Trade (8.8%)
- Information (7.4%)
- Finance and Insurance (4.7%)
- Accommodation and Food Services (0.9%)
- Arts, Entertainment, and Recreation (0.8%)
- Mining, Quarrying, and Oil and Gas Extraction (0.8%)
- Cash & Other (52.8%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://monetta.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Monetta Financial Services, Inc. documents not be householded, please call toll-free at 1-800-MONETTA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Monetta Young Investor Fund	PAGE 2	TSR-SAR-60934G703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Monetta Fund
Monetta Young Investor Fund
Core Financial Statements
June 30, 2026

MONETTA FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Basic Material - 2.2%
Mining - 0.7%
MP Materials Corp.(a)	14,000	$784,140
Steel - 1.5%
Nucor Corp.	7,500	1,670,625
Total Basic Material		2,454,765
Capital Equipment - 3.5%
Aerospace & Defense - 0.9%
Rocket Lab Corp.(a)	9,300	945,345
Electrical Equipment - 1.3%
Rockwell Automation, Inc.	2,800	1,386,224
Machinery-Construction & Mining - 1.3%
Caterpillar, Inc.	1,400	1,490,860
Total Capital Equipment		3,822,429
Consumer Cyclical - 7.0%
Automobile - 1.9%
Tesla, Inc.(a)	5,000	2,103,000
Leisure Service - 4.2%
Netflix, Inc.(a)	22,000	1,570,800
Roku, Inc.(a)	15,000	2,072,100
Uber Technologies, Inc.(a)	13,000	938,080
		4,580,980
Media - Radio/TV - 0.9%
Walt Disney Co.	10,000	962,500
Total Consumer Cyclical		7,646,480
Energy - 1.2%
Energy - 1.2%
GE Vernova, Inc.	1,100	1,292,346
Financial - 8.6%
Bank-Money Center - 5.0%
Goldman Sachs Group, Inc.	1,500	1,517,055
JPMorgan Chase & Co.	12,000	3,927,960
		5,445,015
Brokerage & Investment Management - 3.6%
Interactive Brokers Group, Inc. - Class A	20,000	1,740,800
Robinhood Markets, Inc. - Class A(a)	22,000	2,206,160
		3,946,960
Total Financial		9,391,975
Healthcare - 5.2%
Healthcare-Biomedical/Genetic - 4.0%
Illumina, Inc.(a)	8,500	1,494,555
Royalty Pharma PLC - Class A	30,000	1,682,100

	Shares	Value
Tempus AI, Inc. - Class A(a)	20,000	$1,158,600
		4,335,255
Healthcare-Patient Care - 1.2%
Centene Corp.(a)	21,000	1,347,990
Total Healthcare		5,683,245
Retail - 11.7%
Retail-Discount & Variety - 1.0%
Dollar Tree, Inc.(a)	8,500	1,028,075
Retail-Major Chain - 1.0%
Target Corp.	8,500	1,110,185
Retail-Restaurant - 0.9%
Starbucks Corp.	10,000	1,021,900
Retail-Specialty - 8.8%
Amazon.com, Inc.(a)	31,500	7,507,710
DoorDash, Inc. - Class A(a)	5,500	1,014,915
TJX Companies, Inc.	7,000	1,060,500
		9,583,125
Total Retail		12,743,285
Technology - 55.3%(b)
Computer Data Storage - 5.6%
Apple, Inc.	13,000	3,761,680
IonQ, Inc.(a)	19,000	1,011,940
NetApp, Inc.	9,000	1,392,840
		6,166,460
Computer-Service - 1.8%
Hewlett Packard Enterprise Co.	21,000	947,310
International Business Machines Corp.	3,500	984,235
		1,931,545
Computer-Software - 10.4%
Arista Networks, Inc.(a)	6,000	1,019,280
Cisco Systems, Inc.	14,000	1,644,440
CoreWeave, Inc. - Class A(a)	8,500	846,090
Crowdstrike Holdings, Inc. - Class A(a)	2,300	1,755,222
Datadog, Inc. - Class A(a)	7,500	1,952,700
Microsoft Corp.	4,500	1,678,590
Palantir Technologies, Inc. - Class A(a)	10,000	1,166,700
Shopify, Inc. - Class A(a)	11,000	1,255,980
		11,319,002
Electronic Manufacturing - 4.2%
Corning, Inc.	8,000	2,043,440
Flex Ltd.(a)	6,500	1,053,455
Jabil, Inc.	4,000	1,541,920
		4,638,815
Electronic-Semiconductor - 22.4%
Advanced Micro Devices, Inc.(a)	8,500	4,937,735
ARM Holdings PLC - ADR(a)	3,500	1,240,995

The accompanying notes are an integral part of these financial statements.

1

MONETTA FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic-Semiconductor - (Continued)
ASML Holding NV	800	$1,591,552
Broadcom, Inc.	4,000	1,511,000
Intel Corp.(a)	15,000	2,094,450
Lam Research Corp.	4,200	1,819,986
Marvell Technology, Inc.	3,400	1,012,826
Micron Technology, Inc.	2,500	2,885,725
NVIDIA Corp.	25,000	5,002,250
QUALCOMM, Inc.	4,700	868,513
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,100	1,480,467
		24,445,499
Internet - 10.5%
Alphabet, Inc. - Class C	23,000	8,126,590
Meta Platforms, Inc. - Class A	4,000	2,253,160
Reddit, Inc. - Class A(a)	6,000	1,041,480
		11,421,230
Telecommunication Equipment - 0.4%
Space Exploration Technologies Corp. - Class A(a)	2,500	427,150
Total Technology		60,349,701
Transportation - 1.3%
Airline - 1.3%
Southwest Airlines Co.	27,000	1,388,340
TOTAL COMMON STOCKS (Cost $52,670,733)		104,772,566
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.1%
First American Government Obligations Fund - Class X, 3.57%(c)	4,465,445	4,465,445
TOTAL MONEY MARKET FUNDS (Cost $4,465,445)		4,465,445
TOTAL INVESTMENTS - 100.1% (Cost $57,136,178)		$109,238,011
Liabilities in Excess of Other Assets - (0.1)%		(83,327)
TOTAL NET ASSETS - 100.0%		$109,154,684

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Industry classification provided by William O’Neil & Co., Inc.
The accompanying notes are an integral part of these financial statements.

2

MONETTA YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 51.2%
State Street SPDR S&P 500 ETF Trust(a)	18,000	$13,441,860
Vanguard S&P 500	13,500	9,271,935
TOTAL EXCHANGE TRADED FUNDS (Cost $5,501,567)		22,713,795
COMMON STOCKS - 47.2%
Basic Material - 2.3%
Mining - 0.8%
MP Materials Corp.(b)	6,000	336,060
Steel - 1.5%
Nucor Corp.	3,000	668,250
Total Basic Material		1,004,310
Consumer Cyclical - 4.2%
Automobile - 1.9%
Tesla, Inc.(b)	2,000	841,200
Leisure Service - 1.5%
Netflix, Inc.(b)	9,000	642,600
Media - Radio/TV - 0.8%
Walt Disney Co.	3,800	365,750
Total Consumer Cyclical		1,849,550
Financial - 3.5%
Bank-Money Center - 2.2%
JPMorgan Chase & Co.	3,000	981,990
Brokerage & Investment Management - 1.3%
Robinhood Markets, Inc. - Class A(b)	5,700	571,596
Total Financial		1,553,586
Healthcare - 1.2%
Healthcare-Patient Care - 1.2%
Centene Corp.(b)	8,500	545,615
Retail - 9.7%
Retail-Restaurant - 0.9%
Starbucks Corp.	4,000	408,760
Retail-Specialty - 8.8%
Amazon.com, Inc.(b)	15,000	3,575,100
TJX Companies, Inc.	2,000	303,000
		3,878,100
Total Retail		4,286,860
Technology - 26.3%(c)
Computer Data Storage - 3.3%
Apple, Inc.	5,000	1,446,800

	Shares	Value
Computer-Software - 4.4%
Datadog, Inc. - Class A(b)	3,000	$781,080
Microsoft Corp.	1,500	559,530
Palantir Technologies, Inc. - Class A(b)	2,000	233,340
Shopify, Inc. - Class A(b)	3,400	388,212
		1,962,162
Electronic Manufacturing - 1.7%
Corning, Inc.	3,000	766,290
Electronic-Semiconductor - 6.2%
Broadcom, Inc.	1,000	377,750
Micron Technology, Inc.	1,200	1,385,148
NVIDIA Corp.	5,000	1,000,450
		2,763,348
Internet - 10.3%
Alphabet, Inc. - Class C	11,000	3,886,630
Meta Platforms, Inc. - Class A	1,200	675,948
		4,562,578
Telecommunication Equipment - 0.4%
Space Exploration Technologies Corp. - Class A(b)	1,000	170,860
Total Technology		11,672,038
TOTAL COMMON STOCKS (Cost $8,492,560)		20,911,959
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%
First American Government Obligations Fund - Class X, 3.57%(d)	841,933	841,933
TOTAL MONEY MARKET FUNDS (Cost $841,933)		841,933
TOTAL INVESTMENTS - 100.3% (Cost $14,836,060)		$44,467,687
Liabilities in Excess of Other Assets - (0.3)%		(135,702)
TOTAL NET ASSETS - 100.0%		$44,331,985

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Industry classification provided by William O’Neil & Co., Inc.
The accompanying notes are an integral part of these financial statements.

3

MONETTA TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Monetta Fund	Monetta Young Investor Fund
ASSETS:
Investments, at value	$109,238,011	$ 44,467,687
Dividends receivable	53,954	43,066
Receivable for fund shares sold	16,072	2,227
Prepaid expenses and other assets	19,661	15,681
Total assets	109,327,698	44,528,661
LIABILITIES:
Payable to Adviser	84,539	20,055
Payable for transfer agent fees and expenses	32,690	28,540
Payable for fund administration and accounting fees	26,585	22,266
Payable for audit fees	9,685	9,681
Payable to directors	9,425	4,314
Payable for distribution fees	—	101,458
Payable for fund shares redeemed	—	3,241
Payable for expenses and other liabilities	10,090	7,121
Total liabilities	173,014	196,676
NET ASSETS	$109,154,684	$44,331,985
Net Assets Consist of:
Paid-in capital	$45,272,066	$11,524,630
Total distributable earnings	63,882,618	32,807,355
Total net assets	$109,154,684	$44,331,985
Net assets	$109,154,684	$44,331,985
Shares issued and outstanding (unlimited shares authorized without par value)	3,137,405	2,198,772
Net asset value per share	$34.79	$20.16
Cost:
Investments, at cost	$57,136,178	$ 14,836,060

The accompanying notes are an integral part of these financial statements.

4

MONETTA TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Monetta Fund	Monetta Young Investor Fund
INVESTMENT INCOME:
Dividend income	$439,116	$201,153
Less: dividend withholding taxes	(1,842)	—
Total investment income	437,274	201,153
EXPENSES:
Investment advisory fee	476,830	116,196
Transfer agent fees	50,770	43,973
Fund administration and accounting fees	40,552	33,393
Compliance fees	19,549	8,414
Trustees’ fees	17,208	7,425
Federal and state registration fees	12,763	12,672
Audit fees	9,684	9,684
Legal fees	9,591	3,431
Custodian fees	6,246	3,440
Reports to shareholders	4,072	3,530
Distribution expenses	—	52,816
Other expenses and fees	3,975	3,255
Total expenses	651,240	298,229
Net investment loss	(213,966)	(97,076)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,203,968	2,572,207
Net realized gain (loss)	9,203,968	2,572,207
Net change in unrealized appreciation (depreciation) on:
Investments	2,569,388	790,468
Net change in unrealized appreciation (depreciation)	2,569,388	790,468
Net realized and unrealized gain (loss)	11,773,356	3,362,675
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,559,390	$3,265,599

The accompanying notes are an integral part of these financial statements.

5

MONETTA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Monetta Fund		Monetta Young Investor Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(213,966)	$(541,295)	$(97,076)	$(200,416)
Net realized gain (loss)	9,203,968	19,357,456	2,572,207	7,040,626
Net change in unrealized appreciation (depreciation)	2,569,388	2,753,365	790,468	(913,293)
Net increase (decrease) in net assets from operations	11,559,390	21,569,526	3,265,599	5,926,917
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(17,534,345)	—	(6,919,372)
Total distributions to shareholders	—	(17,534,345)	—	(6,919,372)
CAPITAL TRANSACTIONS:
Shares sold	293,276	2,571,392	421,656	967,587
Shares issued from reinvestment of distributions	—	16,391,856	—	6,668,828
Shares redeemed	(4,749,721)	(7,013,110)	(2,093,550)	(5,277,313)
Net increase (decrease) in net assets from capital transactions	(4,456,445)	11,950,138	(1,671,894)	2,359,102
Net increase (decrease) in net assets	7,102,945	15,985,319	1,593,705	1,366,647
NET ASSETS:
Beginning of the period	102,051,739	86,066,420	42,738,280	41,371,633
End of the period	$109,154,684	$102,051,739	$44,331,985	$42,738,280

The accompanying notes are an integral part of these financial statements.

6

MONETTA FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$31.13	$29.83	$24.67	$18.79	$28.09	$26.77
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.19)	(0.09)	(0.06)	(0.06)	(0.27)
Net realized and unrealized gain (loss) on investments(b)	3.73	7.78	7.00	5.94	(7.69)	5.18
Total from investment operations	3.66	7.59	6.91	5.88	(7.75)	4.91
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(6.29)	(1.75)	—	(1.55)	(3.59)
Total distributions	—	(6.29)	(1.75)	—	(1.55)	(3.59)
Net asset value, end of period	$34.79	$31.13	$29.83	$24.67	$18.79	$28.09
Total return(c)	11.76%	25.78%	28.11%	31.29%	−27.93%	17.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$109,155	$102,052	$86,066	$72,412	$58,371	$84,294
Ratio of expenses to average net assets(d)	1.30%	1.31%	1.35%	1.45%	1.41%	1.33%
Ratio of net investment income (loss) to average net assets(d)	(0.43)%	(0.58)%	(0.32)%	(0.28)%	(0.28)%	(0.93)%
Portfolio turnover rate(c)	49%	62%	62%	52%	86%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

MONETTA YOUNG INVESTOR FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.71	$19.34	$17.05	$13.82	$20.10	$19.90
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.10)	(0.08)	(0.06)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments(b)	1.49	3.03	4.76	4.51	(5.09)	4.67
Total from investment operations	1.45	2.93	4.68	4.45	(5.13)	4.57
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(3.56)	(2.39)	(1.22)	(1.15)	(4.37)
Total distributions	—	(3.56)	(2.39)	(1.22)	(1.15)	(4.37)
Net asset value, end of period	$20.16	$18.71	$19.34	$17.05	$13.82	$20.10
Total return(c)	7.75%	15.46%	27.63%	32.74%	−25.79%	22.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,332	$42,738	$41,372	$37,543	$32,053	$51,474
Ratio of expenses to average net assets(d)(e)	1.41%	1.44%	1.44%	1.61%	1.45%	1.33%
Ratio of net investment income (loss) to average net assets(d)(e)	(0.46)%	(0.49)%	(0.42)%	(0.36)%	(0.23)%	(0.44)%
Portfolio turnover rate(c)	13%	17%	10%	6%	11%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

8

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES:
Monetta Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following funds, collectively referred to as the Funds, are series of the Trust:
Monetta Fund. The primary objective of this Fund is long-term capital growth. The Fund seeks this objective by investing primarily in equity securities believed to have growth potential. The Fund presently invests primarily in large capitalization growth companies.
Monetta Young Investor Fund (formerly known as Monetta Young Investor Growth Fund). The objective of this Fund is long-term capital growth. The Fund seeks this objective by investing approximately 50% of its assets in exchange traded funds (“ETFs”) and other funds seeking to track the S&P 500® Index or other broad-based market indices that primarily include stocks of large capitalization U.S. companies and the remainder of its assets in common stocks of individual companies that Monetta Financial Services, Inc., (the “Adviser”) considers to be high quality well-known companies that produce products or provide services that are recognized by many investors.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Monetta Fund and the Monetta Young Investor Fund are each a diversified series with their own investment objectives and policies with the Trust.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(A)
Securities Valuation. Equity securities, including American Depositary Receipts (“ADR”s) and ETFs are stated at fair value, based on the official closing price as of the time of valuation. If there is no official closing price of a security on the valuation date, the security is valued at the mean between the most recent bid and ask quotation, in each case on the principal exchange or market on which that security is traded. If there are no reported sales and no reported bid quotations for a security on a valuation date, or it is not traded on an exchange, the securities are “fair valued” in accordance with the Funds’ Fair Value Procedures. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Other securities traded over-the-counter shall be valued at the official closing price. If there is no official closing price, the security is valued at the most recent mean quotation. Investments in registered open-end management companies, including money market funds, will be valued based on the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or are deemed unreliable are valued at their fair value in accordance with procedures established by the Board of Trustees (“Board”). In determining the fair value of a security, the Adviser and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and duration of restrictions, if any, on the disposition of the security; (ii) fundamental analytical data relating to the security; (iii) evaluation of the forces that influence the market in which the security is traded; (iv) information as to any transactions in or offers for the security; (v) the existence of any merger proposal, tender offer or other extraordinary events relating to the security; (vi) the price and extent of public trading in similar securities of the issuer or of comparable companies; and (vii) any other methodologies and factors that they consider appropriate.
The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Fund’s NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

9

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
(B)
Use of Estimates. The preparation of financial statements, in conformity with U.S. GAAP, requires the Funds’ management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

(C)
General. Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the specific lot identification basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Any distributions received from investments in ETFs which represent long-term capital gains are recorded by the Funds as a realized gain.

(D)
Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on several bases, including relative net assets of all the Funds within the Monetta Trust.

(E)
Federal Income Taxes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required. As of and during the period ended June 30, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended June 30, 2026, the Funds did not incur any interest and penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2022.

The Funds will utilize capital loss carry-forwards as allowable, to minimize certain distributions of capital gains. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward indefinitely and retain their character as either short-term or long-term capital losses. At December 31, 2025, neither Fund had any capital loss carry-forwards.
Net realized gains or losses may differ for financial reporting and tax purposes as a result of losses from wash sales. At December 31, 2025, neither Fund had any post October losses which were realized after October 31, 2025 and deferred for tax purposes to January 1, 2026.
(F)
Distributions of Incomes and Gains. Distributions to shareholders are recorded by the Funds on the ex-dividend date. Due to inherent differences in the characterization of short-term capital gains under U.S. GAAP, and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2025, were as follows:

	Monetta Fund	Monetta Young Investor Fund
Aggregate Gross Appreciation	$50,353,517	$28,950,025
Aggregate Gross Depreciation	(1,007,751)	(108,866)
Net Unrealized Appreciation	49,345,766	28,841,159
Federal Income Tax Cost	52,641,958	14,015,067

Any differences between book-basis and tax-basis cost of investments for the Funds are attributable primarily to the deferral of wash sale losses.

10

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of December 31, 2025, the Fund’ most recently completed fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Monetta Fund	Monetta Young Investor Fund
Undistributed Ordinary Income	$—	$—
Undistributed Long-Term Capital Gain	1,780,163	917,984
Net Unrealized Appreciation	46,558,033	29,754,452X
Total Distributable Earnings	48,338,196	30,672,436

The tax character of distributions paid by the Funds during the period ended June 30, 2026 and year ended December 31, 2025 were as follows:

2026	Monetta Fund	Monetta Young Investor Fund
Total Distributions to Shareholders	$ —	$ —

2025	Monetta Fund	Monetta Young Investor Fund
Long-Term Capital Gain	$17,534,345	$6,919,372
Total Distributions to Shareholders	$17,534,345	$6,919,372

(G)
Fair Value Measurements. In accordance with ASC 820-10, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of each Fund’s investments. The inputs are summarized in the three broad Levels listed below.

Level 1 –	quoted prices in active markets for identical investments;
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);
Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following table summarizes each respective Fund’s investments at June 30, 2026, based on the inputs used to value them:

	INVESTMENTS IN SECURITIES
Type of Investments	Level 1	Level 2	Level 3	Total
Monetta Fund
Common Stocks	$104,772,566	$ —	$ —	$104,772,566
Money Market Funds	4,465,445	—	—	4,465,445
FUND TOTAL	$109,238,011	$—	$—	$109,238,011
Monetta Young Investor Fund
Exchange Traded Funds	$22,713,795	$—	$—	$22,713,795
Common Stocks	20,911,959	—	—	20,911,959
Money Market Funds	841,933	—	—	841,933
FUND TOTAL	$44,467,687	$—	$—	$44,467,687

As of June 30, 2026, neither Fund held any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to each Fund’s Schedule of Investments for further information on the classification of investments.
(H)
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the chief financial officer of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

The Funds adopted the FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect either Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for the year were determined to not be significant.
2. RELATED PARTIES:
Robert S. Bacarella is an officer and trustee of the Funds and also an officer, director and majority shareholder of the Adviser. Robert J. Bacarella is an officer of the Funds and also an officer of the Adviser. As of and for the period ended June 30, 2026, remunerations required to be paid to all interested trustees have been directly paid by the Adviser. Fees paid to independent trustees have been directly paid by the Funds.
Each Fund pays the Adviser a monthly investment advisory fee, based upon the average net assets of each Fund, which is calculated and accrued daily.
The Monetta Fund pays the Adviser based on an annual rate of 0.95% for the first $300 million in net assets, 0.90% for the next $200 million in net assets, and 0.85% for net assets over $500 million. The Monetta Young Investor Fund pays the Adviser based on an annual rate of 0.55% on all net assets. From these fees the Adviser pays for all necessary office facilities, equipment and personnel for managing the assets of each Fund.

12

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. CAPITAL STOCK AND SHARE UNITS:
There is an unlimited number of “no par value” shares of beneficial interest authorized for each series of the Trust.

	Monetta Fund	Monetta Young Investor Fund
2025 Beginning Shares	2,885,090	2,139,386
Shares sold	77,858	49,112
Shares issued upon dividend reinvestment	534,634	362,830
Shares redeemed	(219,531)	(266,536)
Net decrease in shares outstanding	392,961	145,406
2026 Beginning Shares	3,278,051	2,284,792
Shares sold	9,133	23,021
Shares issued upon dividend reinvestment	—	—
Shares redeemed	(149,779)	(109,041)
Net decrease in shares outstanding	(140,646)	(86,020)
2026 Ending Shares	3,137,405	2,198,772

4. PURCHASES AND SALES OF INVESTMENT SECURITIES:
The cost of purchases and proceeds from sales of securities for the period ended June 30, 2026, excluding short-term securities were:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Monetta Fund	$ —	$ —	$47,916,449	$52,316,070
Monetta Young Investor Fund	—	—	5,624,094	7,591,625

5. DISTRIBUTION PLAN:
The Trust and its shareholders have adopted a service and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the participating Fund to pay certain expenses associated with the distribution of its shares. Annual fees under the Plan up to 0.25% of the average daily net assets for the Monetta Young Investor Fund are accrued daily.
6. SECTOR RISK:
As of June 30, 2026, the Monetta Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.
7. ETF RISK:
As of June 30, 2026, the Monetta Young Investor Fund had a significant portion of its assets invested in ETFs. ETFs are bought and sold on a securities exchange. An ETF trades like a common stock and often represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

13

MONETTA TRUST
NOTICE TO SHAREHOLDERS
June 30, 2026 (Unaudited)
Proxy Voting Policies and Proxy Voting Record
The Funds’ proxy voting policies and procedures, as well as its proxy voting record for the most recent 12-month period ended June 30, are available without charge, upon request, by contacting the Adviser at 1-800-MONETTA, or by writing to Monetta Financial Services, Inc., 1776-A South Naperville Rd., Suite 100, Wheaton, IL 60189. The Funds’ proxy voting record is also available on the U.S. Securities and Exchange Commission’s website at https://www.sec.gov/.
Availability of Fund Portfolio Information
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For more information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-MONETTA.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household (“householding”). If you would like to opt out of householding or, once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-241-9772 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
Information about the Funds’ Trustees
The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-MONETTA.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(5) Change in the Registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Monetta Trust

By (Signature and Title)	/s/ Robert S. Bacarella
Robert S. Bacarella, Principal Executive Officer

Date	08/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert S. Bacarella
Robert S. Bacarella, Principal Executive Officer

Date	08/31/2026

By (Signature and Title)	/s/ Robert J. Bacarella
Robert J. Bacarella, Principal Financial Officer

Date	08/31/2026

* Print the name and title of each signing officer under his or her signature.